Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Marketable securities
Financial bills (LF)	R$ 1,640	R$ 149,720
Financial treasury bills (LFT)	164,709	341,382
Marketable securities	R$ 166,349	R$ 491,102
Average gross yield of securities	101.00%	104.00%